Basis of Presentation and Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2019
Furniture and office equipment [Member] | Minimum [Member]
Estimated useful lives of assets	2 years
Furniture and office equipment [Member] | Maximum [Member]
Estimated useful lives of assets	3 years
Computer equipment [Member] | Minimum [Member]
Estimated useful lives of assets	2 years
Computer equipment [Member] | Maximum [Member]
Estimated useful lives of assets	3 years
Transportation equipment [Member]
Estimated useful lives of assets	5 years
Buildings and improvements [Member]
Estimated useful lives of assets	20 years
Software [Member]
Estimated useful lives of assets	3 years